Investment Objectives and Goals	Jan. 28, 2026
Timber Point Global Allocations Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Timber Point Global Allocations Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Timber Point Global Allocations Fund (the “Global Fund” or the “Fund”) is to seek superior risk adjusted total returns by investing across a wide variety of global assets.

Timber Point Alternative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Timber Point Alternative Income Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Timber Point Alternative Income Fund (the “Income Fund” or the “Fund”) is to seek superior risk-adjusted returns by investing in income-oriented securities.